Schedule of Property Plant and Equipment (Details) - AUD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
LAND AND BUILDINGS
At cost	$ 312,377	$ 312,377	$ 312,377
Total Land	312,377	312,377	312,377
At cost	5,490,655	5,490,655	5,490,655
Accumulated depreciation	(1,258,088)	(1,155,138)	(1,017,872)
Total buildings	4,232,567	4,335,517	4,472,783
Total land and buildings	4,544,944	4,647,894	4,785,160
Plant and equipment
At cost	14,424,269	13,118,595	8,731,976
Accumulated depreciation	(3,349,251)	(3,200,732)	(2,988,963)
Total plant and equipment	11,075,018	9,917,863	5,743,013
At cost	84,136	84,136	45,845
Accumulated depreciation	(55,591)	(45,354)	(45,845)
Total motor vehicles	28,545	38,782
At cost	61,812	58,890	52,211
Accumulated depreciation	(48,578)	(45,916)	(37,792)
Total office equipment	13,234	12,974	14,419
Total plant and equipment	11,116,797	9,969,619	5,757,432
Total property, plant and equipment	15,661,741	14,617,513	10,542,592	$ 7,902,448
Office equipment
Total office equipment	$ 13,234	$ 12,974	$ 14,419